15. COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	6 Months Ended	1 Months Ended	6 Months Ended
	Jun. 30, 2012 EstateOfWilliamCaldwellMember	Sep. 30, 2005 CamofiMasterLOCMember	Jun. 30, 2012 SecuritiesAndExchangeCommissionMember
Creditor's Claim	$ 27,909,706	$ 22,265,951
Damage in form of shares		130,795,594
Damage value	27,909,706	22,265,951
Fine and penalties			$ 3.5